COMMON STOCK AND WARRANTS. (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Begining Balance	4,000	244,000	382,000
Warrants exercised		(191,000)	(138,000)
Warrants expired	(4,000)	(49,000)
Ending Balance		4,000	244,000
Price per Share
Begining Balance	$ 735.00
Warrants exercised		6.09	8.43
Warrants expired	735.00
Ending Balance		735.00
Weighted Average Exercise Price
Begining Balance	735.00	106.72	70.87
Warrants exercised		6.09	8.43
Warrants expired	735.00	444.00
Ending Balance		735.00	106.72
Minimum [Member]
Price per Share
Begining Balance	6.09	6.09	6.09
Warrants exercised
Ending Balance		6.09	6.09
Maximum [Member]
Price per Share
Begining Balance	$ 735.00	735.00	735.00
Warrants exercised
Ending Balance		$ 735.00	$ 735.00